SCHEDULE I THE SERVICEMASTER COMPANY (PARENT) CONDENSED FINANCIAL INFORMATION (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CONDENSED STATEMENTS OF INCOME
Operating Revenue	$ 3,193,281	$ 3,205,872	$ 3,127,394
Operating Costs and Expenses:
Selling and administrative expenses	872,026	880,492	895,950
Amortization expense	65,298	91,352	136,000
Restructuring charges	18,177	8,162	11,448
Total operating costs and expenses	3,726,043	2,830,412	2,820,702
Operating (Loss) Income	(532,762)	375,460	306,692
Non-operating Expense:
Interest expense	246,284	273,123	286,933
Interest and net investment loss (income)	(7,845)	(10,886)	(9,358)
Loss on extinguishment of debt	55,554	774
(Loss) Income from Continuing Operations before Income Taxes	(827,377)	111,749	28,384
Benefit for income taxes	(114,260)	43,912	10,945
(Loss) Income from Continuing Operations	(713,343)	67,837	17,439
Net (Loss) Income	(713,543)	40,821	(14,559)
Total Comprehensive (Loss) Income	(700,765)	51,980	(8,156)
Parent company
Operating Costs and Expenses:
Selling and administrative expenses	8,368	9,186	9,577
Amortization expense		222	222
Restructuring charges		35	1,208
Total operating costs and expenses	8,368	9,443	11,007
Operating (Loss) Income	(8,368)	(9,443)	(11,007)
Non-operating Expense:
Interest expense	178,427	189,677	196,647
Interest and net investment loss (income)	1,100	2,969	1,628
Loss on extinguishment of debt	55,554	774
(Loss) Income from Continuing Operations before Income Taxes	(243,449)	(202,863)	(209,282)
Benefit for income taxes	(82,895)	(76,622)	(73,163)
(Loss) Income from Continuing Operations	(160,554)	(126,241)	(136,119)
Equity in earnings of subsidiaries (net of tax)	(552,989)	167,062	121,560
Net (Loss) Income	(713,543)	40,821	(14,559)
Total Comprehensive (Loss) Income	$ (700,765)	$ 51,980	$ (8,156)